SEGMENT INFORMATION (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Net interest income		€ 1,782,000,000		€ 1,765,000,000		€ 1,869,000,000
Net fee and commission income / (loss)		192,000,000		44,000,000		142,000,000
Other		90,000,000		(29,000,000)		(137,000,000)
Total operating income / (loss)		2,064,000,000		1,780,000,000		1,874,000,000
Direct costs		(784,000,000)		(848,000,000)		(851,000,000)
Allocated costs and provisions	[1]	(1,194,000,000)		(4,542,000,000)		(2,864,000,000)
Share of profit of equity method investments		1,000,000		2,000,000		1,000,000
Profit / (loss) before tax		87,000,000		(3,608,000,000)		(1,840,000,000)
Segment assets
Segment assets		69,132,000,000		77,790,000,000		110,666,000,000
Deferred tax assets and Current income tax advance		5,674,000,000		5,675,000,000		4,546,000,000
Non-current assets held for sale		3,725,000,000		27,767,000,000
Total assets		78,531,000,000		111,232,000,000		115,212,000,000
IFRS to US GAAP differences		(8,189,000,000)		(11,357,000,000)		(7,051,000,000)
US GAAP total assets		70,342,000,000		99,875,000,000		108,161,000,000
Other Segment Items [Abstract]
Depreciation & amortization		109,000,000		111,000,000		118,000,000
Credit provisions and other impairment charges		809,000,000		4,175,000,000		2,455,000,000
Non-current asset additions		135,000,000		179,000,000		849,000,000
Reconciliation of Loss before tax per IFRS reported for the segments to loss before income tax per US GAAP
Loss before tax from continuing operations		87,000,000		(3,608,000,000)		(1,840,000,000)
Hedging of Interest Rate Risk and Net Investment Hedge		(118,000,000)		276,000,000		(870,000,000)
Difference in loan interest income recognition		(56,000,000)		(74,000,000)		(60,000,000)
CoCos accruals		(158,000,000)		(10,000,000)		0
Insurance Reserves		(67,000,000)		83,000,000		191,000,000
Sale of Astir Vouliagmenis S.A. / NBGI PE Funds		51,000,000		0		0
Sale of real estate accounted for as a financing obligation		(35,000,000)		(37,000,000)		(48,000,000)
Impairment of premises and equipment		23,000,000		100,000,000		19,000,000
Bond's portfolio classification		19,000,000		25,000,000		(2,000,000)
Other		(4,000,000)		27,000,000		5,000,000
Loss before income tax		(258,000,000)		(3,218,000,000)		(2,605,000,000)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		70,342,000,000		99,875,000,000	[2]		$ 76,634
Income/ (loss) before income tax		(258,000,000)	$ (281)	(3,218,000,000)		(2,605,000,000)
Net Income / (loss) attributable to NBG shareholders		(300,000,000)	$ (327)	(8,464,000,000)		(2,477,000,000)
Retail Banking Companies Annual Turnover		2,500,000,000
Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				1,765,000,000
Net fee and commission income / (loss)				44,000,000
Other				(29,000,000)
Total operating income / (loss)				1,780,000,000
Direct costs				(848,000,000)
Allocated costs and provisions	[1]			(4,542,000,000)
Share of profit of equity method investments				2,000,000
Profit / (loss) before tax				(3,608,000,000)
Segment assets
Segment assets				77,733,000,000
Deferred tax assets and Current income tax advance				5,675,000,000
Non-current assets held for sale				27,767,000,000
Total assets				111,175,000,000
IFRS to US GAAP differences				(11,300,000,000)
US GAAP total assets				99,875,000,000
Other Segment Items [Abstract]
Depreciation & amortization				111,000,000
Credit provisions and other impairment charges				4,175,000,000
Non-current asset additions				179,000,000
Domestic
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		60,854,000,000		65,694,000,000		69,876,000,000
Total revenue	[3],[4]	2,348,000,000		2,804,000,000		1,993,000,000
Income/ (loss) before income tax	[3]	(497,000,000)		(3,238,000,000)		(2,581,000,000)
Net Income / (loss) attributable to NBG shareholders		(466,000,000)		(3,254,000,000)		(2,625,000,000)
Group
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		70,342,000,000		99,875,000,000		108,161,000,000
Total revenue	[3],[4]	2,839,000,000		3,150,000,000		2,372,000,000
Income/ (loss) before income tax	[3]	(258,000,000)		(3,218,000,000)		(2,605,000,000)
Net Income / (loss) attributable to NBG shareholders		(300,000,000)		(8,464,000,000)		(2,477,000,000)
Turkish operations (Discontinued)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		0		24,307,000,000		29,183,000,000
Total revenue	[3],[4]	0		0		0
Income/ (loss) before income tax	[3]	0		0		0
Net Income / (loss) attributable to NBG shareholders		(106,000,000)		(5,123,000,000)		169,000,000
Other International
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		9,488,000,000		9,874,000,000		9,102,000,000
Total revenue	[3],[4]	491,000,000		346,000,000		379,000,000
Income/ (loss) before income tax	[3]	239,000,000		20,000,000		(24,000,000)
Net Income / (loss) attributable to NBG shareholders		272,000,000		(87,000,000)		(21,000,000)
Retail Banking
Segment Reporting Information [Line Items]
Net interest income		535,000,000		521,000,000		573,000,000
Net fee and commission income / (loss)		86,000,000		81,000,000		72,000,000
Other		13,000,000		10,000,000		23,000,000
Total operating income / (loss)		634,000,000		612,000,000		668,000,000
Direct costs		(426,000,000)		(436,000,000)		(456,000,000)
Allocated costs and provisions	[1]	(482,000,000)		(1,829,000,000)		(1,569,000,000)
Share of profit of equity method investments		0		0		0
Profit / (loss) before tax		(274,000,000)		(1,653,000,000)		(1,357,000,000)
Segment assets
Segment assets		18,997,000,000		19,972,000,000		22,227,000,000
Other Segment Items [Abstract]
Depreciation & amortization		12,000,000		10,000,000		14,000,000
Credit provisions and other impairment charges		198,000,000		1,548,000,000		1,287,000,000
Non-current asset additions		13,000,000		7,000,000		5,000,000
Retail Banking | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				559,000,000
Net fee and commission income / (loss)				82,000,000
Other				5,000,000
Total operating income / (loss)				646,000,000
Direct costs				(440,000,000)
Allocated costs and provisions	[1]			(2,022,000,000)
Share of profit of equity method investments				0
Profit / (loss) before tax				(1,816,000,000)
Segment assets
Segment assets				20,453,000,000
Other Segment Items [Abstract]
Depreciation & amortization				10,000,000
Credit provisions and other impairment charges				1,734,000,000
Non-current asset additions				7,000,000
Corporate And Investment Banking
Segment Reporting Information [Line Items]
Net interest income		571,000,000		601,000,000		743,000,000
Net fee and commission income / (loss)		85,000,000		83,000,000		98,000,000
Other		(37,000,000)		(13,000,000)		(63,000,000)
Total operating income / (loss)		619,000,000		671,000,000		778,000,000
Direct costs		(40,000,000)		(47,000,000)		(47,000,000)
Allocated costs and provisions	[1]	(274,000,000)		(1,106,000,000)		(755,000,000)
Share of profit of equity method investments		0		0		0
Profit / (loss) before tax		305,000,000		(482,000,000)		(24,000,000)
Segment assets
Segment assets		11,115,000,000		11,684,000,000		12,177,000,000
Other Segment Items [Abstract]
Depreciation & amortization		2,000,000		3,000,000		3,000,000
Credit provisions and other impairment charges		237,000,000		1,069,000,000		694,000,000
Non-current asset additions		5,000,000		9,000,000		13,000,000
Corporate And Investment Banking | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				739,000,000
Net fee and commission income / (loss)				89,000,000
Other				(20,000,000)
Total operating income / (loss)				808,000,000
Direct costs				(52,000,000)
Allocated costs and provisions	[1]			(1,761,000,000)
Share of profit of equity method investments				0
Profit / (loss) before tax				(1,005,000,000)
Segment assets
Segment assets				13,027,000,000
Other Segment Items [Abstract]
Depreciation & amortization				3,000,000
Credit provisions and other impairment charges				1,709,000,000
Non-current asset additions				9,000,000
Global Markets And Asset Management
Segment Reporting Information [Line Items]
Net interest income		188,000,000		101,000,000		189,000,000
Net fee and commission income / (loss)		(35,000,000)		(175,000,000)		(125,000,000)
Other		(160,000,000)		(72,000,000)		(105,000,000)
Total operating income / (loss)		(7,000,000)		(146,000,000)		(41,000,000)
Direct costs		(45,000,000)		(46,000,000)		(50,000,000)
Allocated costs and provisions	[1]	(24,000,000)		(127,000,000)		(66,000,000)
Share of profit of equity method investments		1,000,000		1,000,000		(2,000,000)
Profit / (loss) before tax		(75,000,000)		(318,000,000)		(159,000,000)
Segment assets
Segment assets		11,750,000,000		13,000,000,000		11,261,000,000
Other Segment Items [Abstract]
Depreciation & amortization		1,000,000		1,000,000		1,000,000
Credit provisions and other impairment charges		2,000,000		(10,000,000)		0
Non-current asset additions		1,000,000		4,000,000		32,000,000
Global Markets And Asset Management | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				101,000,000
Net fee and commission income / (loss)				(175,000,000)
Other				(72,000,000)
Total operating income / (loss)				(146,000,000)
Direct costs				(46,000,000)
Allocated costs and provisions	[1]			(127,000,000)
Share of profit of equity method investments				1,000,000
Profit / (loss) before tax				(318,000,000)
Segment assets
Segment assets				13,000,000,000
Other Segment Items [Abstract]
Depreciation & amortization				1,000,000
Credit provisions and other impairment charges				(10,000,000)
Non-current asset additions				4,000,000
Insurance
Segment Reporting Information [Line Items]
Net interest income		49,000,000		45,000,000		55,000,000
Net fee and commission income / (loss)		3,000,000		4,000,000		5,000,000
Other		70,000,000		80,000,000		103,000,000
Total operating income / (loss)		122,000,000		129,000,000		163,000,000
Direct costs		(69,000,000)		(83,000,000)		(90,000,000)
Allocated costs and provisions	[1]	(14,000,000)		(28,000,000)		(9,000,000)
Share of profit of equity method investments		1,000,000		1,000,000		1,000,000
Profit / (loss) before tax		40,000,000		19,000,000		65,000,000
Segment assets
Segment assets		2,789,000,000		2,756,000,000		2,613,000,000
Other Segment Items [Abstract]
Depreciation & amortization		9,000,000		9,000,000		8,000,000
Credit provisions and other impairment charges		8,000,000		34,000,000		59,000,000
Non-current asset additions		6,000,000		5,000,000		4,000,000
Insurance | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				45,000,000
Net fee and commission income / (loss)				4,000,000
Other				80,000,000
Total operating income / (loss)				129,000,000
Direct costs				(83,000,000)
Allocated costs and provisions	[1]			(28,000,000)
Share of profit of equity method investments				1,000,000
Profit / (loss) before tax				19,000,000
Segment assets
Segment assets				2,756,000,000
Other Segment Items [Abstract]
Depreciation & amortization				9,000,000
Credit provisions and other impairment charges				34,000,000
Non-current asset additions				5,000,000
International
Segment Reporting Information [Line Items]
Net interest income		191,000,000		192,000,000		190,000,000
Net fee and commission income / (loss)		43,000,000		46,000,000		96,000,000
Other		19,000,000		11,000,000		(50,000,000)
Total operating income / (loss)		253,000,000		249,000,000		236,000,000
Direct costs		(178,000,000)		(185,000,000)		(156,000,000)
Allocated costs and provisions	[1]	(32,000,000)		(67,000,000)		(60,000,000)
Share of profit of equity method investments		0		0		1,000,000
Profit / (loss) before tax		43,000,000		(3,000,000)		21,000,000
Segment assets
Segment assets		5,776,000,000		9,557,000,000		9,427,000,000
Other Segment Items [Abstract]
Depreciation & amortization		11,000,000		13,000,000		13,000,000
Credit provisions and other impairment charges		33,000,000		67,000,000		59,000,000
Non-current asset additions		13,000,000		20,000,000		37,000,000
International | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				192,000,000
Net fee and commission income / (loss)				46,000,000
Other				11,000,000
Total operating income / (loss)				249,000,000
Direct costs				(185,000,000)
Allocated costs and provisions	[1]			(67,000,000)
Share of profit of equity method investments				0
Profit / (loss) before tax				(3,000,000)
Segment assets
Segment assets				9,557,000,000
Other Segment Items [Abstract]
Depreciation & amortization				13,000,000
Credit provisions and other impairment charges				67,000,000
Non-current asset additions				20,000,000
Turkish Operations
Segment Reporting Information [Line Items]
Net interest income		0		0		0
Net fee and commission income / (loss)		0		0		0
Other		0		0		0
Total operating income / (loss)		0		0		0
Direct costs		0		0		0
Allocated costs and provisions	[1]	0		0		0
Share of profit of equity method investments		0		0		0
Profit / (loss) before tax		0		0		0
Segment assets
Segment assets		0		0		27,220,000,000
Other Segment Items [Abstract]
Depreciation & amortization		0		0		0
Credit provisions and other impairment charges		0		0		0
Non-current asset additions		0		0		418,000,000
Turkish Operations | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				0
Net fee and commission income / (loss)				0
Other				0
Total operating income / (loss)				0
Direct costs				0
Allocated costs and provisions	[1]			0
Share of profit of equity method investments				0
Profit / (loss) before tax				0
Segment assets
Segment assets				0
Other Segment Items [Abstract]
Depreciation & amortization				0
Credit provisions and other impairment charges				0
Non-current asset additions				0
Other
Segment Reporting Information [Line Items]
Net interest income		116,000,000		129,000,000		119,000,000
Net fee and commission income / (loss)		4,000,000		(2,000,000)		(4,000,000)
Other		198,000,000		(33,000,000)		(45,000,000)
Total operating income / (loss)		318,000,000		94,000,000		70,000,000
Direct costs		(15,000,000)		(42,000,000)		(52,000,000)
Allocated costs and provisions	[1]	(204,000,000)		(537,000,000)		(405,000,000)
Share of profit of equity method investments		(1,000,000)		0		1,000,000
Profit / (loss) before tax		98,000,000		(485,000,000)		(386,000,000)
Segment assets
Segment assets		16,686,000,000		18,997,000,000		23,154,000,000
Other Segment Items [Abstract]
Depreciation & amortization		74,000,000		75,000,000		79,000,000
Credit provisions and other impairment charges		190,000,000		641,000,000		356,000,000
Non-current asset additions		97,000,000		134,000,000		340,000,000
Other | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				129,000,000
Net fee and commission income / (loss)				(2,000,000)
Other				(33,000,000)
Total operating income / (loss)				94,000,000
Direct costs				(42,000,000)
Allocated costs and provisions	[1]			(537,000,000)
Share of profit of equity method investments				0
Profit / (loss) before tax				(485,000,000)
Segment assets
Segment assets				18,940,000,000
Other Segment Items [Abstract]
Depreciation & amortization				75,000,000
Credit provisions and other impairment charges				641,000,000
Non-current asset additions				134,000,000
SAU
Segment Reporting Information [Line Items]
Net interest income		132,000,000		176,000,000		0
Net fee and commission income / (loss)		6,000,000		7,000,000		0
Other		(13,000,000)		(12,000,000)		0
Total operating income / (loss)		125,000,000		171,000,000		0
Direct costs		(11,000,000)		(9,000,000)		0
Allocated costs and provisions	[1]	(164,000,000)		(848,000,000)		0
Share of profit of equity method investments		0		0
Profit / (loss) before tax		(50,000,000)		(686,000,000)		0
Segment assets
Segment assets		2,019,000,000		1,824,000,000		2,587,000,000
Other Segment Items [Abstract]
Depreciation & amortization		0		0		0
Credit provisions and other impairment charges		141,000,000		826,000,000		0
Non-current asset additions		€ 0		0		€ 0
SAU | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income				0
Net fee and commission income / (loss)				0
Other				0
Total operating income / (loss)				0
Direct costs				0
Allocated costs and provisions	[1]			0
Share of profit of equity method investments				0
Profit / (loss) before tax				0
Segment assets
Segment assets				0
Other Segment Items [Abstract]
Depreciation & amortization				0
Credit provisions and other impairment charges				0
Non-current asset additions				€ 0

[1]	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	Please see Note 43 for information regarding the restatement
[3]	Total revenue and Income/(loss) before income tax were calculated based on continuing operations
[4]	Total revenue includes OTTI on available for sale securities.